Concentration of Credit Risks	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Distribution Systems
Concentration of Credit Risks

5. Concentration of Credit Risks

        In connection with the Spin-Off, we entered into the Master Lease with Windstream, pursuant to which all real property currently owned by CS&L is leased to Windstream and from which all of CS&L's rental revenues are currently derived. Windstream is a publicly traded company and is subject to the periodic filing requirements of the Securities Exchange Act of 1934, as amended.

5. Concentration of Credit Risks

        Following the spin-off, all of CSL's real property will be leased to Windstream and all of its rental revenues will be derived from the Master Lease. Windstream is a publicly traded company and is subject to the periodic filing requirements of the Securities and Exchange Act of 1934, as amended. For the year ended December 31, 2014, Windstream had total revenues and sales of approximately $5.8 billion and generated net cash from operations of nearly $1.5 billion. Other than this tenant concentration, management believes the current portfolio of real property is diversified by geographical location and does not contain any other significant concentration of credit risks.